Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Aerospace & Defense (16.6%)
	Boeing Co.	617,942	130,207
	Raytheon Technologies Corp.	1,760,714	126,278
	Lockheed Martin Corp.	289,849	105,795
	Northrop Grumman Corp.	182,513	55,166
	L3Harris Technologies Inc.	225,167	43,230
	General Dynamics Corp.	281,117	41,985
	TransDigm Group Inc.	59,322	34,359
*	Teledyne Technologies Inc.	42,456	16,046
	Textron Inc.	262,599	11,843
	Howmet Aerospace Inc.	452,220	10,609
	HEICO Corp. Class A	83,848	9,286
*	Axon Enterprise Inc.	73,146	9,194
	Huntington Ingalls Industries Inc.	46,659	7,474
	BWX Technologies Inc.	109,777	6,244
	HEICO Corp.	49,816	6,156
	Curtiss-Wright Corp.	47,921	5,523
	Hexcel Corp.	96,230	4,765
*	Mercury Systems Inc.	63,989	4,557
	Spirit AeroSystems Holdings Inc. Class A	121,701	4,138
*,^	Virgin Galactic Holdings Inc.	148,280	3,946
*	Kratos Defense & Security Solutions Inc.	141,487	2,995
*	Aerojet Rocketdyne Holdings Inc.	77,054	2,884
	Moog Inc. Class A	34,717	2,686
*	AeroVironment Inc.	26,286	2,245
	Cubic Corp.	36,113	2,115
	Maxar Technologies Inc.	69,899	1,944
	Kaman Corp.	26,880	1,406
	AAR Corp.	38,518	1,093
*	Parsons Corp.	29,174	954
	Triumph Group Inc.	59,464	783
*	PAE Inc.	74,780	719
*	Vectrus Inc.	13,529	645
*	Ducommun Inc.	12,709	632
	National Presto Industries Inc.	5,697	484
*	Astronics Corp.	26,683	305
	Park Aerospace Corp.	21,483	273
			658,964
Air Freight & Logistics (6.7%)
	United Parcel Service Inc. Class B	814,714	139,373
	FedEx Corp.	286,841	82,203
	Expeditors International of Washington Inc.	193,372	17,282
*	XPO Logistics Inc.	105,164	11,219
	CH Robinson Worldwide Inc.	85,336	8,019
	Forward Air Corp.	32,202	2,353

* Air Transport Services Group Inc.	68,502	2,106
* Hub Group Inc. Class A	38,512	2,103
* Atlas Air Worldwide Holdings Inc.	30,029	1,676
* Echo Global Logistics Inc.	30,550	867
* Radiant Logistics Inc.	41,600	246
		267,447
Airlines (2.5%)
Southwest Airlines Co.	645,490	29,912
Delta Air Lines Inc.	661,260	26,616
* United Airlines Holdings Inc.	318,447	14,346
^ American Airlines Group Inc.	585,926	8,279
Alaska Air Group Inc.	142,566	7,267
* JetBlue Airways Corp.	314,223	4,742
Allegiant Travel Co. Class A	15,105	2,571
SkyWest Inc.	57,520	2,469
* Spirit Airlines Inc.	102,255	2,314
Hawaiian Holdings Inc.	53,424	1,082
		99,598
Building Products (6.1%)
Trane Technologies plc	274,635	40,163
Johnson Controls International plc	857,118	39,462
Carrier Global Corp.	948,527	36,110
Masco Corp.	301,307	16,171
Fortune Brands Home & Security Inc.	159,177	13,291
Allegion plc	106,263	12,118
Lennox International Inc.	39,669	11,418
* Trex Co. Inc.	133,369	9,979
Owens Corning	124,327	9,060
A O Smith Corp.	155,981	8,783
* Builders FirstSource Inc.	134,249	5,022
Armstrong World Industries Inc.	55,090	4,245
Advanced Drainage Systems Inc.	60,299	4,206
Simpson Manufacturing Co. Inc.	45,020	4,137
UFP Industries Inc.	70,567	3,786
* AZEK Co. Inc. Class A	89,694	3,204
AAON Inc.	48,281	3,145
* Resideo Technologies Inc.	153,841	2,844
* Masonite International Corp.	26,716	2,673
* Gibraltar Industries Inc.	37,232	2,437
* JELD-WEN Holding Inc.	81,356	1,968
CSW Industrials Inc.	16,880	1,811
* American Woodmark Corp.	18,577	1,626
* PGT Innovations Inc.	67,594	1,259
Griffon Corp.	48,535	1,012
Quanex Building Products Corp.	37,344	769
Apogee Enterprises Inc.	29,212	767
* Cornerstone Building Brands Inc.	57,118	499
Insteel Industries Inc.	21,421	495
		242,460
Commercial Services & Supplies (6.7%)
Waste Management Inc.	486,837	57,997
Cintas Corp.	101,335	36,004
Waste Connections Inc.	303,061	31,512
* Copart Inc.	243,413	28,102
Republic Services Inc. Class A	256,837	24,841
Rollins Inc.	169,934	9,717

*	IAA Inc.	154,337	9,248
*	Stericycle Inc.	105,402	7,424
	Tetra Tech Inc.	62,094	7,405
	MSA Safety Inc.	42,491	6,350
*	Clean Harbors Inc.	60,927	4,409
	Brink's Co.	58,238	3,908
*	Casella Waste Systems Inc. Class A	54,551	3,283
	UniFirst Corp.	17,535	3,242
	ABM Industries Inc.	76,851	2,959
	KAR Auction Services Inc.	148,399	2,679
	Brady Corp. Class A	55,882	2,469
	Herman Miller Inc.	67,532	2,407
	Healthcare Services Group Inc.	85,413	2,022
*	Cimpress plc	20,848	1,869
	HNI Corp.	49,109	1,790
	McGrath RentCorp	27,768	1,767
	Covanta Holding Corp.	136,365	1,691
*	Harsco Corp.	90,389	1,532
	ADT Inc.	174,579	1,356
	Deluxe Corp.	48,331	1,244
	Steelcase Inc. Class A	96,448	1,172
	Pitney Bowes Inc.	199,829	1,139
	US Ecology Inc.	32,801	1,112
	Matthews International Corp. Class A	34,606	925
	ACCO Brands Corp.	107,881	826
	Knoll Inc.	58,976	806
*	SP Plus Corp.	25,628	729
	Viad Corp.	23,408	701
	Interface Inc. Class A	66,219	552
*	BrightView Holdings Inc.	37,088	506
	Ennis Inc.	30,162	494
	Kimball International Inc. Class B	42,181	461
	VSE Corp.	10,136	347
*	Heritage-Crystal Clean Inc.	17,167	331
*	Team Inc.	32,889	286
	Quad/Graphics Inc.	37,647	117
	RR Donnelley & Sons Co.	78,676	110
*	Civeo Corp.	374	6
			267,847
Construction & Engineering (1.9%)
	Jacobs Engineering Group Inc.	149,946	16,170
	Quanta Services Inc.	158,976	10,864
*	Aecom	184,705	9,584
	EMCOR Group Inc.	63,212	5,448
	WillScot Mobile Mini Holdings Corp. Class A	196,743	4,232
	Valmont Industries Inc.	24,596	4,009
*	MasTec Inc.	68,025	3,858
	Arcosa Inc.	55,863	2,899
	Fluor Corp.	153,957	2,659
*	Dycom Industries Inc.	36,841	2,316
	Comfort Systems USA Inc.	42,082	2,120
*,1 API Group Corp.		127,542	1,977
	Granite Construction Inc.	54,165	1,334
	Primoris Services Corp.	52,507	1,273
*	Ameresco Inc. Class A	23,739	1,058
*	MYR Group Inc.	19,275	986
*	NV5 Global Inc.	12,187	891

* Great Lakes Dredge & Dock Corp.	75,540	853
Argan Inc.	17,161	789
* Construction Partners Inc. Class A	29,277	770
* Tutor Perini Corp.	46,843	633
* Aegion Corp. Class A	35,009	600
* Sterling Construction Co. Inc.	32,606	521
		75,844
Electrical Equipment (6.7%)
Eaton Corp. plc	461,151	55,850
Emerson Electric Co.	688,817	52,915
Rockwell Automation Inc.	133,575	34,136
AMETEK Inc.	264,715	31,377
* Generac Holdings Inc.	72,338	15,596
* Plug Power Inc.	522,526	13,789
Hubbell Inc. Class B	62,473	10,095
* Sensata Technologies Holding plc	181,108	8,844
* Sunrun Inc.	135,567	8,687
Regal Beloit Corp.	46,756	5,566
Acuity Brands Inc.	45,576	5,411
* Vertiv Holdings Co. Class A	266,523	4,987
nVent Electric plc	186,008	4,278
EnerSys	48,871	3,998
* Bloom Energy Corp. Class A	112,974	2,770
* Atkore International Group Inc.	54,430	2,122
* Vicor Corp.	23,467	1,923
* TPI Composites Inc.	34,794	1,400
AZZ Inc.	30,378	1,355
Encore Wire Corp.	24,008	1,240
GrafTech International Ltd.	91,801	725
* Thermon Group Holdings Inc.	37,519	531
Allied Motion Technologies Inc.	8,783	356
Powell Industries Inc.	10,505	271
		268,222
Industrial Conglomerates (11.2%)
Honeywell International Inc.	808,774	164,925
3M Co.	663,717	114,644
General Electric Co.	10,088,479	102,700
Roper Technologies Inc.	120,674	51,528
Carlisle Cos. Inc.	62,879	9,107
Raven Industries Inc.	41,397	1,044
		443,948
Machinery (20.2%)
Caterpillar Inc.	623,972	108,315
Deere & Co.	343,024	89,742
Illinois Tool Works Inc.	364,255	76,891
Parker-Hannifin Corp.	148,259	39,624
Cummins Inc.	170,204	39,346
PACCAR Inc.	398,960	34,733
Stanley Black & Decker Inc.	183,968	33,907
Otis Worldwide Corp.	474,245	31,746
Fortive Corp.	349,420	24,505
Dover Corp.	165,807	20,233
Xylem Inc.	207,271	19,892
* Ingersoll Rand Inc.	408,496	18,084
IDEX Corp.	86,965	16,797
Wabtec Corp.	208,247	15,264

Graco Inc.	192,349	13,030
Nordson Corp.	63,116	12,864
Toro Co.	123,432	11,196
Snap-on Inc.	59,605	10,482
Pentair plc	191,112	9,903
* Middleby Corp.	64,068	8,713
Donaldson Co. Inc.	145,246	7,733
Woodward Inc.	68,366	7,645
Lincoln Electric Holdings Inc.	64,955	7,470
ITT Inc.	99,511	7,227
AGCO Corp.	73,344	6,785
Oshkosh Corp.	78,456	6,316
Timken Co.	77,888	5,720
Allison Transmission Holdings Inc.	130,273	5,348
Rexnord Corp.	139,171	5,220
Flowserve Corp.	149,860	5,107
* RBC Bearings Inc.	28,884	4,877
* Chart Industries Inc.	41,450	4,284
Altra Industrial Motion Corp.	74,500	4,229
John Bean Technologies Corp.	36,552	4,041
* Proto Labs Inc.	29,182	4,032
* Colfax Corp.	109,097	3,936
Crane Co.	53,497	3,720
Watts Water Technologies Inc. Class A	30,034	3,518
Kennametal Inc.	95,557	3,344
Hillenbrand Inc.	86,110	3,227
* Nikola Corp.	153,772	3,138
Franklin Electric Co. Inc.	45,226	3,057
ESCO Technologies Inc.	29,988	2,966
* Evoqua Water Technologies Corp.	101,720	2,654
* SPX Corp.	51,664	2,647
* SPX FLOW Inc.	49,031	2,627
Barnes Group Inc.	55,319	2,545
Trinity Industries Inc.	109,409	2,500
Terex Corp.	79,600	2,468
Albany International Corp. Class A	35,365	2,424
* Navistar International Corp.	51,595	2,284
Federal Signal Corp.	69,385	2,153
* Meritor Inc.	78,674	2,077
Mueller Water Products Inc. Class A	173,112	2,055
Mueller Industries Inc.	58,920	1,930
Helios Technologies Inc.	35,238	1,735
Kadant Inc.	13,302	1,701
EnPro Industries Inc.	22,462	1,591
Alamo Group Inc.	11,596	1,574
Enerpac Tool Group Corp. Class A	68,349	1,530
* Welbilt Inc.	154,356	1,459
Lindsay Corp.	12,520	1,450
* TriMas Corp.	52,436	1,402
Astec Industries Inc.	23,396	1,357
Tennant Co.	20,102	1,350
Greenbrier Cos. Inc.	37,684	1,257
Wabash National Corp.	60,378	1,067
Standex International Corp.	14,110	1,065
Columbus McKinnon Corp.	27,628	1,044
Douglas Dynamics Inc.	26,547	1,038
* Gates Industrial Corp. plc	67,171	865

* CIRCOR International Inc.	20,912	692
Gorman-Rupp Co.	19,578	644
* Lydall Inc.	20,852	571
Luxfer Holdings plc	32,539	489
* Energy Recovery Inc.	43,835	468
Miller Industries Inc.	13,289	444
* Manitowoc Co. Inc.	39,902	443
Hyster-Yale Materials Handling Inc.	7,471	411
REV Group Inc.	32,910	304
Titan International Inc.	57,958	291
* NN Inc.	46,144	289
* Blue Bird Corp.	15,762	259
Park-Ohio Holdings Corp.	8,443	237
		803,598
Marine (0.2%)
* Kirby Corp.	65,742	3,327
Matson Inc.	49,629	2,885
* SEACOR Holdings Inc.	22,403	744
Genco Shipping & Trading Ltd.	20,075	151
Eagle Bulk Shipping Inc.	5,765	108
		7,215
Professional Services (5.8%)
IHS Markit Ltd.	434,483	43,214
* CoStar Group Inc.	45,373	41,315
Verisk Analytics Inc. Class A	177,826	35,265
Equifax Inc.	139,909	23,351
TransUnion	219,000	19,949
Robert Half International Inc.	132,076	8,477
CoreLogic Inc.	91,556	7,096
Nielsen Holdings plc	390,365	6,312
ManpowerGroup Inc.	66,843	5,792
Exponent Inc.	59,656	4,952
* ASGN Inc.	60,493	4,729
* FTI Consulting Inc.	42,165	4,428
* TriNet Group Inc.	50,359	3,777
Insperity Inc.	42,361	3,622
* Dun & Bradstreet Holdings Inc.	121,943	3,269
* Upwork Inc.	90,100	2,948
Korn Ferry	64,863	2,597
ICF International Inc.	21,748	1,575
* CBIZ Inc.	59,711	1,446
* Huron Consulting Group Inc.	26,251	1,157
Kforce Inc.	22,697	932
Kelly Services Inc. Class A	40,099	820
* TrueBlue Inc.	41,504	793
Barrett Business Services Inc.	8,677	579
Heidrick & Struggles International Inc.	22,067	576
* Forrester Research Inc.	12,972	537
* Willdan Group Inc.	13,318	518
Resources Connection Inc.	35,299	427
CRA International Inc.	9,034	414
* Mistras Group Inc.	20,767	108
		230,975
Road & Rail (11.5%)
Union Pacific Corp.	782,171	159,625
CSX Corp.	881,635	79,391

Norfolk Southern Corp.	294,012	69,687
* Uber Technologies Inc.	1,110,953	55,170
Old Dominion Freight Line Inc.	108,126	21,989
Kansas City Southern	108,688	20,234
JB Hunt Transport Services Inc.	97,237	13,154
Knight-Swift Transportation Holdings Inc.	147,104	6,074
Landstar System Inc.	44,169	5,805
* Saia Inc.	30,077	5,250
Amerco	11,295	4,679
Ryder System Inc.	62,028	3,673
* Lyft Inc. Class A	87,373	3,335
Werner Enterprises Inc.	71,528	2,860
* Avis Budget Group Inc.	63,915	2,248
Marten Transport Ltd.	71,776	1,265
Schneider National Inc. Class B	59,610	1,246
ArcBest Corp.	29,290	1,228
Heartland Express Inc.	51,708	956
* Daseke Inc.	51,628	348
* Covenant Transportation Group Inc. Class A	14,305	264
* US Xpress Enterprises Inc. Class A	23,943	180
Universal Logistics Holdings Inc.	6,222	134
		458,795
Trading Companies & Distributors (3.5%)
Fastenal Co.	660,761	32,675
WW Grainger Inc.	52,456	21,942
* United Rentals Inc.	83,037	18,848
* HD Supply Holdings Inc.	186,641	10,411
Watsco Inc.	37,806	8,596
* SiteOne Landscape Supply Inc.	50,894	7,028
Air Lease Corp. Class A	124,432	4,551
MSC Industrial Direct Co. Inc. Class A	52,320	4,359
* WESCO International Inc.	57,632	3,759
* BMC Stock Holdings Inc.	73,320	3,588
Triton International Ltd.	79,031	3,577
Applied Industrial Technologies Inc.	44,621	3,500
* Univar Solutions Inc.	194,762	3,486
GATX Corp.	36,409	2,904
* Beacon Roofing Supply Inc.	63,424	2,308
Rush Enterprises Inc. Class A	48,458	1,857
* GMS Inc.	49,317	1,540
* Herc Holdings Inc.	23,557	1,349
H&E Equipment Services Inc.	37,423	1,006
* NOW Inc.	125,325	699
CAI International Inc.	18,012	570
* MRC Global Inc.	96,177	556
* Foundation Building Materials Inc.	24,479	471
Systemax Inc.	14,949	460
* DXP Enterprises Inc.	19,680	414
* Titan Machinery Inc.	21,618	395
* Veritiv Corp.	14,199	264
* EVI Industries Inc.	5,220	177
		141,290
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	85,258	2,758

Total Common Stocks (Cost $3,406,392)		3,968,961

	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost $12,699)	0.109%	127,002	12,700
Total Investments (100.0%) (Cost $3,419,091)			3,981,661
Other Assets and Liabilities—Net (0.0%)			247
Net Assets (100%)			3,981,908
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,458,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the value of this security represented 0.0% of net assets.
2 Affiliated money market fund available only to Vanguard f unds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $9,296,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
CH Robinson Worldwide Inc.	2/2/21	GSI	6,504	(0.143)	73	—
L3Harris Technologies Inc.	9/2/21	BANA	3,867	(0.140)	761	—
					834	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
BANA—Bank of America, N.A.

At November 30, 2020, a counterparty had deposited in segregated account cash of $540,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which ea ch security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.

Industrials Index Fund

The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the us e of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2020.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Industrials Index Fund

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,968,961	—	—	3,968,961
Temporary Cash Investments	12,700	—	—	12,700
Total	3,981,661	—	—	3,981,661
Derivative Financial Instruments
Assets
Swap Contracts	—	834	—	834